14. Stockholders' Equity (Details - Options by exercise price (Details - Assumptions)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Risk-free interest rate		1.71%
Expected life		10 years
Expected volatility		158.86%
Expected dividend yield		0.00%
Options [Member]
Risk-free interest rate	1.71%		1.71%
Expected life	10 years		10 years
Expected volatility	158.86%		158.86%
Expected dividend yield	0.00%		0.00%